No Load Class Prospectus | Kinetics Medical Fund
Kinetics Medical Fund
Investment Objective
The investment objective of the Medical Fund is long-term growth of capital. The Medical Fund is the sole “ feeder fund ” to The Medical Portfolio, a series of Kinetics Portfolios Trust.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Medical Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	No Load Class Prospectus Kinetics Medical Fund No Load Class
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less, if applicable)	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	No Load Class Prospectus Kinetics Medical Fund No Load Class
Management Fees	1.25%	[1]
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.83%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.58%
Total Annual Fund Operating Expenses	2.08%
Less: Fee Waiver	(0.69%)	[2]
Net Annual Fund Operating Expenses	1.39%
[1]	This table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio. The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio.
[2]	Kinetics Asset Management LLC, the investment adviser to the Medical Portfolio of the Kinetics Portfolio Trust (the "Investment Adviser"), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.39%, excluding acquired fund fees and expenses ("AFFE"). These waivers and reimbursements are in effect until May 1, 2018, and may not be terminated without the approval of the Board.

Example.
This Example is intended to help you compare the cost of investing in the Medical Fund with the cost of investing in other mutual funds.  This Example assumes that you invest $10,000 in the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Medical Fund’s operating expenses remain the same (taking into account the expense limitation only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
No Load Class Prospectus | Kinetics Medical Fund | No Load Class | USD ($)	142	585	1,055	2,356

Portfolio Turnover.
The Medical Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Medical Portfolio’s, and therefore the Medical Fund’s, performance.  During the most recent fiscal year, the Medical Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy
The Medical Fund is a non-diversified fund that invests all of its investable assets in the Medical Portfolio, a series of Kinetics Portfolios Trust.  Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”)) of U.S. and foreign companies engaged in medical research, pharmaceutical and medical technology industries and related technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, such as pharmaceutical development companies, surgical and medical instrument manufacturers and developers, pharmaceutical manufacturers, and biotech and medical research companies.  These types of companies derive at least 50% of their revenue from such activities.  The Medical Portfolio may also invest in exchange-traded funds (“ETFs”) and purchase and write options for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities that the Investment Adviser has determined to be of comparable quality.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases.  The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.  The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.  The Medical Portfolio may invest in companies of any size, including small and medium-size companies.  Additionally, the Medical Portfolio may participate in securities lending arrangements up to 33-1/3% of the securities in its portfolio with brokers, dealers, and financial institutions (but not individuals) in order to increase the return on its portfolio.

Sell decisions are generally triggered by either adequate value being achieved, as determined by the Investment Adviser, or by an adverse change in a company’s operating performance or a deterioration of the company’s business model.  A sell trigger may also occur if the Investment Adviser discovers a new investment opportunity that it believes is more compelling and represents a greater risk reward profile than other investment(s) held by the Medical Portfolio.

Principal Investment Risks
Investing in common stocks has inherent risks that could cause you to lose money.  The principal risks of investing in the Medical Fund, and indirectly the Medical Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and value of the Medical Fund, the Medical Portfolio and your investment.

»	Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio, and therefore the Medical Fund, is likely to decline in value and you could lose money on your investment.

»	Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio ’ s, and therefore the Medical Fund ’ s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»	Industry Emphasis Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»	Concentration Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Additionally, it is possible that a medical device or product may fail after its research period; such research period may involve substantial research, testing and development time and the development company may incur significant costs. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»	Small and Medium-Size Company Risks: The Medical Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»	Exchange-Traded Funds (ETFs) Risks: ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage, including, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. To the extent a fund invests in ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the fund will indirectly be subject to leveraging risk. As a shareholder in an ETF, the Medical Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

»	Foreign Securities Risks: The Medical Portfolio may invest in foreign securities directly or through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»	Non-Diversification Risks: As a non-diversified investment company, the Medical Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Medical Portfolio’s shares, and therefore the Medical Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

»	Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Medical Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

»	Leveraging Risks: Investments in derivative instruments may give rise to a form of leverage. The Investment Adviser may engage in speculative transactions, which involve substantial risk and leverage. The use of leverage by the Investment Adviser may increase the volatility of the Medical Portfolio. These leveraged instruments may result in losses to the Medical Portfolio or may adversely affect the Medical Portfolio’s NAV or total return, because instruments that contain leverage are more sensitive to changes in interest rates. The Medical Portfolio may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

»	Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Medical Portfolio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Medical Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

»
Below Investment Grade Debt Securities Risks: Generally, below investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Junk bonds are considered to be speculative in nature.

»	Convertible Securities Risks: Convertible securities are subject to the risks affecting both equity and fixed income securities, including market, credit, liquidity and interest rate risk.

»	Management Risks: There is no guarantee that the Medical Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Medical Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Medical Fund may be appropriate for investors who:

»	wish to invest for the long-term;

»	want to diversify their portfolios;

»	want to allocate some portion of their long-term investments to value equity investing;

»	are willing to accept the volatility associated with equity investing; and

»	are comfortable with the risks described herein.

Performance
The bar chart and table shown below illustrate the variability of the Medical Fund’s returns.  The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis).  The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500® Index and the NASDAQ Composite® Index, which represent broad measures of market performance.  The past performance of the Medical Fund, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com/ or by calling the Fund toll-free at (800) 930-3828.

The Medical Fund – No Load Class Calendar Year Returns as of 12/31

Best Quarter:	2013	Q1	20.54%
Worst Quarter:	2011	Q3	-15.60%

Average Annual Total Returns as of 12/31/2016
The Medical Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns - No Load Class Prospectus - Kinetics Medical Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
No Load Class	The Medical Fund (MEDRX) No Load Return Before Taxes	(8.01%)	13.15%	8.81%	9.08%	Sep. 30, 1999
After Taxes on Distributions | No Load Class	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions	(9.23%)	11.94%	7.94%	8.50%
After Taxes on Distributions and Sale of Fund Shares | No Load Class	The Medical Fund (MEDRX) No Load Return After Taxes on Distributions and Sale of Fund Shares	(3.56%)	10.50%	7.17%	7.73%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	S&P 500® Index (reflects no deductions for fees, expenses or taxes)	11.96%	14.66%	6.95%	5.29%	Sep. 30, 1999
NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)	7.50%	15.62%	8.34%	3.98%	Sep. 30, 1999
[1]	The Medical Fund's No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the September 30, 1999 inception date for the Medical Fund's No Load Class shares.